GE LIFESTYLE FUNDS
     ANNUAL REPORT

                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

[GE LOGO OMITTED]


WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT .............................................   1

PERFORMANCE SUMMARY


     GE CONSERVATIVE ALLOCATION FUND ....................................   2


     GE MODERATE ALLOCATION FUND ........................................   3


     GE AGGRESSIVE ALLOCATION FUND ......................................   4


     PORTFOLIO MANAGER'S BIOGRAPHY ......................................   5


     NOTES TO PERFORMANCE ...............................................   5


FINANCIAL STATEMENTS
     Financial Highlights ...............................................   6
     Statements of Net Assets, Operations,
        and Changes in Net Assets .......................................   7

NOTES
     Notes to Financial Statements ......................................  12

REPORT OF INDEPENDENT ACCOUNTANTS .......................................  14


GE LIFESTYLE FUNDS'
INVESTMENT TEAM ........................................    INSIDE BACK COVER


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

I am pleased to provide you with the Annual Report for the GE LifeStyle Funds, for the twelve-month period ended September 30, 2000.

MARKET OVERVIEW
The U.S. economy continued its strength into the third quarter of the year as unemployment figures reached a new low of 3.9% and worker productivity levels continued to rise. The Federal Reserve Board's interest rate increases over the past 18 months began to take effect, as signs of inflation diminished and the U.S. economy appeared to be heading for a soft landing. U.S. stock markets were hard hit during the second quarter of the year as the NASDAQ composite index fell 355 points, or over 30% in one day. The NASDAQ did regain much of its losses in June and into the third quarter, however, it still finished down 9.74% for the one-year period that ended September 30, 2000. The Dow Jones Industrial Average and the S&P 500 Index also closed the year down, finishing at -1.39% and -6.31%, respectively. The positive news from the major indexes was that the market had regained some breadth after having been narrowly focused on technology stocks for so long. Utility stocks, financials, capital goods and energy stocks all performed well during the third quarter.

The Federal Reserve Board declined to increase interest rates at its last meeting, meeting market expectations. The bond market reacted favorably as interest rates lowered across the maturity spectrum, producing a positive total return for the U.S. Treasury sector.

MARKET OUTLOOK
As we enter the fourth quarter of the year, we believe there are four areas of concern for the economy and the markets. The first is the November presidential elections, with concern about the future spending power of the U.S. being raised since both candidates have made promises that will impact the surplus and could cause the country to go back to a deficit position. The second concern is the ability of the Federal Reserve Board to hold interest rates steady. The Board's bias thus far has been toward tightening rates and looks to continue that way, given the tight labor market and potential inflation effect of higher energy costs. The third concern came into play during September as a number of large companies, roughly 30% of the DJIA, reported earnings misses -- meaning that they would not meet their earnings estimates for the year. The fourth area is rising energy costs. The price of oil reached a ten-year high of $37 a barrel as the third quarter ended. If weather forecasters are correct in predicting a very cold winter, then oil and gas consumption will be heavy and could result in higher prices. Higher energy prices would also affect corporate earnings, since the cost of doing business for many companies would be negatively impacted.

With all of these uncertainties in the market, we continue to believe that our investment strategy of stock picking, and not indexing, is the key determinant of who will be successful going forward and who will not. We will continue to look for investment opportunities with high-quality companies that have strategic vision and strong earnings potential.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to continuing to serve your financial needs and encourage you to log on to WWW.GEFN.COM to take advantage of the many opportunities offered by the GE Financial Network.

Sincerely,

/s/MICHAEL J. COSGROVE


Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

OCTOBER 16, 2000

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE ALLOCATION FUND                              PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

  GE CONSERVATIVE ALLOCATION FUND   COMPOSITE INDEX**   COMPOSITE INDEX (OLD)***
12/31/98  10,000.00                      10,000.00          10,000.00
3/99      10,160.00                      10,103.89          10,144.42
6/99      10,390.00                      10,363.09          10,353.26
9/99      10,270.00                      10,242.71          10,318.91
12/99     11,002.56                      10,952.24          11,020.23
3/00      11,258.67                      11,217.68          11,193.85
6/00      11,248.43                      11,161.40          11,136.18
9/00      11,279.16                      11,211.71          11,126.22


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Fixed Income Fund                       53.0%       53.2%
GE U.S. Equity Fund                        28.0%       28.1%
GE International Equity Fund               12.0%       12.0%
GE Small-Cap Value Equity Fund              5.0%        5.1%
Cash and Cash Equivalents                   2.0%        1.6%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL RETURNS:
From December 31, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND               9.83%      7.11%
Composite Index**                             9.46%      6.75%
Composite Index (Old)***                      7.81%      6.29%
LB Aggregate Bond Index                       6.99%      3.51%
S&P 500 Index                                13.24%     10.61%
MSCI EAFE Index                               3.18%      6.68%
Russell 2000 Index                           23.22%     14.19%
90 Day T-Bill                                 5.77%      5.30%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Conservative Allocation Fund returned 9.83% for the one-year period ended September 30, 2000. The Fund slightly outperformed its Composite Index, which returned 9.46% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 55% of the Fund is allocated to fixed income securities. Core fixed income accounts for 53% of the Fund and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The performance of the Fund relative to its composite benchmark was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. The Fixed Income markets were challenged by the Federal Reserve's mission to keep inflation low. The Federal Reserve raised interest rates several times over this period. As a result of investors anticipating the end to interest rate hikes, the bond market rallied and did well over the past six months, helping performance. The U.S. equity markets were volatile during this period, however, solid gains in core U.S. equity and above average returns in small-cap stocks provided positive results for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection helped deliver above average performance for this asset class. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.






                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE ALLOCATION FUND                                  PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

    GE MODERATE ALLOCATION FUND    COMPOSITE INDEX**    COMPOSITE INDEX (OLD)***
12/31/98   10,000.00                   10,000.00           10,000.00
3/99       10,240.00                   10,158.43           10,217.37
6/99       10,600.00                   10,675.56           10,538.54
9/99       10,390.00                   10,439.10           10,438.23
12/99      11,475.80                   11,554.35           11,458.90
3/00       11,761.17                   11,850.73           11,641.25
6/00       11,608.29                   11,643.53           11,471.64
9/00       11,465.61                   11,527.11           11,320.18


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        34.0%       34.0%
GE Fixed Income Fund                       28.0%       28.1%
GE International Equity Fund               16.0%       15.6%
GE Small-Cap Value Equity Fund             12.0%       12.3%
GE High Yield Fund                          5.0%        5.0%
GE Emerging Markets Fund                    3.0%        2.8%
Cash and Cash Equivalents                   2.0%        2.2%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL RETURNS:
From December 31, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND                  10.35%      8.12%
Composite Index**                            10.43%      8.46%
Composite Index (Old)***                      8.43%      7.34%
S&P 500 Index                                13.24%     10.64%
LB Aggregate Bond Index                       6.99%      3.51%
MSCI EAFE Index                               3.18%      6.68%
Russell 2000 Index                           23.22%     14.19%
CS First Boston Global High Yield Index       1.92%      1.77%
MSCI EMF Index                                0.42%     17.80%
90 Day T-Bill                                 5.77%      5.30%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Moderate Allocation Fund returned 10.35% for the one-year period ended September 30, 2000. The Fund slightly underperformed its Composite Index, which returned 10.43% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund, with 16% in core international and 3% in emerging market international equities. Approximately 35% of the Fund is allocated to fixed income securities. The fixed income weighting includes 28% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston Global High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite benchmark was due to the asset allocation strategy of the Fund. More than 65% of the Fund is allocated to equities. The U.S. equity markets continued to be volatile during the period. Returns for the Fund's U.S. small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection provided above average performance for this asset class. The Fixed Income markets did well, as investors anticipated the end to interest rate increases. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.



                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE O FUTURE RESULTS.

GE AGGRESSIVE ALLOCATION FUND                                PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:



   GE AGGRESSIVE ALLOCATION FUND    COMPOSITE INDEX**   COMPOSITE INDEX (OLD)***
12/31/98   10,000.00                     10,000.00         10,000.00
3/99       10,340.00                     10,175.48         10,285.11
6/99       10,870.00                     10,921.42         10,712.06
9/99       10,560.00                     10,582.65         10,551.49
12/99      12,021.65                     12,053.15         11,887.01
3/00       12,325.48                     12,403.89         12,074.02
6/00       12,401.90                     12,060.48         11,790.06
9/00       11,788.71                     11,812.91         11,493.17


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        38.0%       37.4%
GE Small-Cap Value Equity Fund             20.0%       20.1%
GE International Equity Fund               19.0%       19.0%
GE Fixed Income Fund                        9.0%        9.3%
GE High Yield Fund                          7.0%        7.0%
GE Emerging Markets Fund                    5.0%        4.6%
Cash and Cash Equivalents                   2.0%        2.6%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL RETURNS:
From December 31, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND                11.64%      9.85%
Composite Index**                            11.65%     10.00%
Composite Index (Old)***                      8.90%      8.26%
S&P 500 Index                                13.24%     10.61%
Russell 2000 Index                           23.22%     14.19%
MSCI EAFE Index                               3.18%      6.68%
LB Aggregate Bond Index                       6.99%      3.51%
CS First Boston Global High Yield Index       1.92%      1.77%
MSCI EMF Index                                0.42%     17.80%
90 Day T-Bill                                 5.77%      5.30%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Aggressive Allocation Fund returned 11.64% for the one-year period ended September 30, 2000. The Fund slightly underperformed its Composite Index, which returned 11.65% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund, with 19% in core international and 5% in emerging market international equities. Approximately 18% of the Fund is allocated to fixed income securities. The fixed income weighting includes 9% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston Global High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite benchmark was due to the asset allocation strategy of the Fund. More than 80% of the Fund is allocated to equities with approximately 58% allocated to U.S. equities. The U.S. equity markets continued to be volatile during the period. Returns for the Fund's U.S. small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection provided above average performance for this asset class. The Fixed Income markets did well, as investors anticipated the end to interest rate increases. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.


                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE ASSET MANAGEMENT AND MANAGES TOTAL ASSETS OF APPROXIMATELY $34 BILLION, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT.



NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------
Information on the preceding pages relating to the Funds' one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield), and the 90 Day T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 989 foreign securities traded in 20 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE the MSCI EMF; for the fixed income bond market, the LB Aggregate and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                          SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------
                                                                GE CONSERVATIVE             GE MODERATE          GE AGGRESSIVE
                                                                   ALLOCATION               ALLOCATION            ALLOCATION
                                                                      FUND                     FUND                  FUND

                                                                9/30/00  9/30/99(a)      9/30/00 9/30/99(a)    9/30/00 9/30/99(a)
------------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                                    --      12/31/98         --     12/31/98       --     12/31/98

Net asset value, beginning of period ........................   $ 10.27    $10.00        $ 10.39   $10.00     $ 10.56     $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(d) ....................................      0.37      0.13           0.28     0.08        0.18       0.03
Net realized and unrealized gains on investments ............      0.63      0.14(c)        0.79     0.31(c)     1.04       0.53(c)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS .....................      1.00      0.27           1.07     0.39        1.22       0.56
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ....................................      0.26        --           0.20       --        0.13         --
   Net realized gains .......................................       --         --           0.01       --        0.01         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................................      0.26        --           0.21       --        0.14         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ..............................   $ 11.01    $10.27        $ 11.25   $10.39    $  11.64     $10.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B) ............................................      9.83%     2.70%         10.35%    3.90%      11.64%      5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .................   $39,780   $   841        $19,817   $8,422     $26,487     $7,339
   Ratios to average net assets:
     Net investment income* .................................      3.47%     3.09%          2.49%    1.98%       1.43%      0.99%
     Net expenses* ..........................................      0.20%     0.20%          0.20%    0.20%       0.20%      0.20%
     Gross expenses* ........................................      0.36%     2.47%          0.49%    0.45%       0.44%      0.61%
   Portfolio turnover rate ..................................        44%      140%            53%      18%         38%       10%
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.
(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
    HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE
    BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.
(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS
    APPEARING IN THE STATEMENT OF OPERATIONS.
(d) RECOGNITION OF NET INVESTMENT INCOME IS AFFECTED BY THE TIMING OF THE
    DECLARATION OF DIVIDENDS BY THE UNDERLYING GE FUNDS IN WHICH THE FUND INVESTS.
  *  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


----------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
----------------------------------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
SEPTEMBER 30, 2000
----------------------------------------------------------------------------------------------------------
                                                             NUMBER
                                                            OF SHARES                   VALUE
----------------------------------------------------------------------------------------------------------
INVESTMENTS --  99.9%
----------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y) ........................    1,805,790             $ 21,145,796
GE U.S. Equity Fund (Class Y) .........................      345,300               11,180,800
GE International Equity Fund (Class Y) ................      245,314                4,764,002
GE Small-Cap Value Equity Fund (Class Y) ..............      148,874                2,033,616
GEI Short-Term Investment Fund ........................      634,054                  634,054

TOTAL INVESTMENTS
   (COST $39,297,299) .................................                            39,758,268
----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
----------------------------------------------------------------------------------------------------------
Other Assets ..........................................                                28,155
Liabilities ...........................................                                (6,755)
----------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................                                21,400
----------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .....................................                           $39,779,668
----------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------
Capital paid in .......................................                           $38,200,671
Undistributed net investment income ...................                               868,108
Accumulated net realized gain .........................                               249,920
Net unrealized appreciation on investments ............                               460,969

----------------------------------------------------------------------------------------------------------
NET ASSETS ............................................                           $39,779,668
----------------------------------------------------------------------------------------------------------
Shares outstanding (par value $.001) ..................                             3,612,049
Net asset value per share .............................                                $11.01


---------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------
                                                            Number
                                                           of Shares                   Value
---------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .........................     208,090             $  6,737,954
GE Fixed Income Fund (Class Y) ........................     475,965                5,573,555
GE International Equity Fund (Class Y) ................     159,510                3,097,683
GE Small-Cap Value Equity Fund (Class Y) ..............     178,091                2,432,720
GE High Yield Fund (Class Y) ..........................     114,033                  992,084
GE Emerging Markets Fund (Class Y) ....................      37,685                  549,068
GEI Short-Term Investment Fund ........................     425,834                  425,834

TOTAL INVESTMENTS
   (COST $19,872,990) .................................                           19,808,898
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
---------------------------------------------------------------------------------------------------------
Other Assets ..........................................                               14,830
Liabilities ...........................................                               (6,276)
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................                                8,554
---------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .....................................                          $19,817,452
---------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------
Capital paid in .......................................                          $19,249,822
Undistributed net investment income ...................                              280,121
Accumulated net realized gain .........................                              351,601
Net unrealized depreciation on investments ............                              (64,092)
---------------------------------------------------------------------------------------------------------
NET ASSETS ............................................                          $19,817,452
---------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ..................                            1,760,916
Net asset value per share .............................                               $11.25




----------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------
                                                            Number
                                                           of Shares                   Value
---------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .........................     305,761             $  9,900,540
GE Small-Cap Value Equity Fund (Class Y) ..............     389,391                5,319,085
GE International Equity Fund (Class Y) ................     258,211                5,014,448
GE Fixed Income Fund (Class Y) ........................     210,438                2,464,229
GE High Yield Fund (Class Y) ..........................     214,326                1,864,636
GE Emerging Markets Fund (Class Y) ....................      84,207                1,226,895
GEI Short-Term Investment Fund ........................     686,982                  686,982

TOTAL INVESTMENTS
   (COST $26,897,726) .................................                           26,476,815
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
---------------------------------------------------------------------------------------------------------
Other Assets ..........................................                               15,296
Liabilities ...........................................                               (4,838)
---------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................                               10,458
---------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% .....................................                          $26,487,273
---------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------

Capital paid in .......................................                          $26,243,937
Undistributed net investment income ...................                              179,831
Accumulated net realized gain .........................                              484,416
Net unrealized depreciation on investments ............                             (420,911)

---------------------------------------------------------------------------------------------------------
NET ASSETS ............................................                          $26,487,273
---------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ..................                            2,276,111
Net asset value per share .............................                               $11.64


----------------
See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                           GE CONSERVATIVE              GE MODERATE              GE AGGRESSIVE
                                                             ALLOCATION                 ALLOCATION                ALLOCATION
                                                                FUND                       FUND                      FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .......................................      $ 900,277                   $375,260                 $262,815
      Interest ........................................         28,920                     18,868                   23,471
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................        929,197                    394,128                  286,286
------------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees .............................         40,110                     41,113                   41,113
      Trustees' fees ..................................            179                      1,808                    1,577
      Advisory and administration fees ................         50,619                     29,325                   35,224
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ................         90,908                     72,246                   77,914
------------------------------------------------------------------------------------------------------------------------------------
      Less: Expenses reimbursed by
         the Adviser ..................................        (40,289)                   (42,921)                 (42,690)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................         50,619                     29,325                   35,224
------------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................        878,578                    364,803                  251,062
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS
      Realized gain on investments ....................        250,517                    355,118                  484,994
      Change in unrealized appreciation
         (depreciation) on investments ................        481,403                    158,151                 (144,075)
------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ...............................        731,920                    513,269                  340,919
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .......................     $1,610,498                   $878,072                 $591,981
------------------------------------------------------------------------------------------------------------------------------------



----------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND

                                                          YEAR       PERIOD        YEAR       PERIOD       YEAR       PERIOD
                                                          ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                                         9/30/00    9/30/99*      9/30/00    9/30/99*     9/30/00     9/30/99*
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ........................ $   878,578   $ 10,530    $   364,803 $   62,318   $   251,062  $   18,769
      Net realized gain (loss) on investments ......     250,517       (597)       355,118      7,164       484,994       8,059
      Net increase (decrease) in unrealized
         appreciation/depreciation .................     481,403    (20,434)       158,151   (222,243)     (144,075)   (276,836)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations ......   1,610,498    (10,501)       878,072   (152,761)      591,981    (250,008)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ........................     (21,000)        --       (147,000)        --       (90,000)         --
      Net realized gains ...........................          --         --        (10,681)        --        (8,637)         --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions .............................     (21,000)        --       (157,681)        --       (98,637)         --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
      operations and distributions .................   1,589,498    (10,501)       720,391   (152,761)      493,344    (250,008)
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
      Proceeds from sale of shares .................  47,320,317  1,484,866     15,410,665 10,125,126    22,411,020   8,108,990
      Value of distributions reinvested ............      21,000         --        157,680         --        98,632          --
      Cost of shares redeemed ......................  (9,992,455)  (633,057)    (4,893,409)(1,550,240)   (3,855,170)   (519,535)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from share transactions            37,348,862    851,809     10,674,936  8,574,886    18,654,482   7,589,455
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ....................  38,938,360    841,308     11,395,327  8,422,125    19,147,826   7,339,447

NET ASSETS
   Beginning of period .............................     841,308         --      8,422,125         --     7,339,447          --
------------------------------------------------------------------------------------------------------------------------------------

   End of period ................................... $39,779,668   $841,308    $19,817,452 $8,422,125   $26,487,273  $7,339,447
------------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD ................................... $   868,108   $ 10,530    $   280,121 $   62,318   $   179,831  $   18,769
------------------------------------------------------------------------------------------------------------------------------------


CHANGES IN FUND SHARES

Shares sold by subscription ........................   4,443,929    142,946      1,377,619    958,519     1,902,374     742,852
Issued for distributions reinvested ................       1,998         --         14,492         --         8,713          --
Shares redeemed ....................................    (915,771)   (61,053)      (441,984)  (147,730)     (329,855)    (47,973)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in fund shares ........................   3,530,156     81,893        950,127    810,789     1,581,232     694,879
------------------------------------------------------------------------------------------------------------------------------------

*FOR THE PERIOD DECEMBER 31, 1998 (INCEPTION) THRU SEPTEMBER 30, 1999.



-----------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


1. ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the Funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.

GE Investment Management Incorporated, the Lifestyle Funds' investment advisor and a wholly owned subsidiary of General Electric Company, changed its name to GE Asset Management Incorporated ("GEAM") effective January 28, 2000.


2. SUMMARY OF SIGNIFICANT
   ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses were incurred during the Fund's tax year.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions received from the underlying GE Funds, if any, are recorded on the ex- dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GEAM for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, transfer agency fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). Until further notice, GEAM has agreed to reimburse the Funds for these costs.


3. FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES
Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEAM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.

OTHER
For the period ended September 30, 2000, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at September 30, 2000, were as follows:

                                                      NET
                        GROSS         GROSS       UNREALIZED
                     UNREALIZED    UNREALIZED    APPRECIATION/
                    APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------------------------

GE Conservative
   Allocation Fund   $1,070,899      $609,930     $460,969

GE Moderate
   Allocation Fund      400,916       465,008      (64,092)

GE Aggressive
   Allocation Fund      542,524       963,435     (420,911)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at September 30, 2000.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 2000, were as follows:

                               PURCHASES            SALES
--------------------------------------------------------------------------------
GE Conservative
   Allocation Fund           $47,832,776       $10,244,445

GE Moderate
   Allocation Fund            18,191,755         7,469,791

GE Aggressive
   Allocation Fund            24,856,188         6,323,418

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------


6. BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain directly and indirectly owned subsidiaries of General Electric Company and their respective retirement plans ("GE Affiliates") at September 30, 2000 are:

                     5% OR GREATER SHAREHOLDERS
                     --------------------------
                                      % OF      % OF FUND HELD
                         NUMBER     FUND HELD  BY GE AFFILIATES*
----------------------------------------------------------------
GE Conservative
   Allocation Fund          1           97%            97%

GE Moderate
   Allocation Fund          3           87%            87%

GE Aggressive
   Allocation Fund          3           92%            92%

Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 17, 2000

                    [This page is left intentionally blank.]

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Thomas L. Bennett
  Stephen F. Esser -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927


[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

GE LIFESTYLE FUNDS

ANNUAL REPORT

                                                               GE STRATEGY FUNDS
                                                   GE CONSERVATIVE STRATEGY FUND
                                                       GE MODERATE STRATEGY FUND
                                                     GE AGGRESSIVE STRATEGY FUND


                                                              September 30, 2000
[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

UNDERSTANDING YOUR REPORT
--------------------------------------------------------------------------------

A LETTER FROM THE PRESIDENT ...........................................     1

PERFORMANCE SUMMARY

     GE CONSERVATIVE STRATEGY FUND ....................................     2

     GE MODERATE STRATEGY FUND ........................................     3

     GE AGGRESSIVE STRATEGY FUND ......................................     4

     PORTFOLIO MANAGER'S BIOGRAPHY ....................................     5

     NOTES TO PERFORMANCE .............................................     5

FINANCIAL STATEMENTS
     Financial Highlights .............................................     6
     Statements of Net Assets, Operations,
        and Changes in Net Assets .....................................     7

NOTES
     Notes to Financial Statements ....................................    12

REPORT OF INDEPENDENT ACCOUNTANTS .....................................    14

GE LIFESTYLE FUNDS'
INVESTMENT TEAM .......................................     INSIDE BACK COVER


This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

                                                     A LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

I am pleased to provide you with the Annual Report for the GE LifeStyle Funds, for the twelve-month period ended September 30, 2000.

MARKET OVERVIEW
The U.S. economy continued its strength into the third quarter of the year as unemployment figures reached a new low of 3.9% and worker productivity levels continued to rise. The Federal Reserve Board's interest rate increases over the past 18 months began to take effect, as signs of inflation diminished and the U.S. economy appeared to be heading for a soft landing. U.S. stock markets were hard hit during the second quarter of the year as the NASDAQ composite index fell 355 points, or over 30% in one day. The NASDAQ did regain much of its losses in June and into the third quarter, however, it still finished down 9.74% for the one-year period that ended September 30, 2000. The Dow Jones Industrial Average and the S&P 500 Index also closed the year down, finishing at -1.39% and -6.31%, respectively. The positive news from the major indexes was that the market had regained some breadth after having been narrowly focused on technology stocks for so long. Utility stocks, financials, capital goods and energy stocks all performed well during the third quarter.

The Federal Reserve Board declined to increase interest rates at its last meeting, meeting market expectations. The bond market reacted favorably as interest rates lowered across the maturity spectrum, producing a positive total return for the U.S. Treasury sector.

MARKET OUTLOOK
As we enter the fourth quarter of the year, we believe there are four areas of concern for the economy and the markets. The first is the November presidential elections, with concern about the future spending power of the U.S. being raised since both candidates have made promises that will impact the surplus and could cause the country to go back to a deficit position. The second concern is the ability of the Federal Reserve Board to hold interest rates steady. The Board's bias thus far has been toward tightening rates and looks to continue that way, given the tight labor market and potential inflation effect of higher energy costs. The third concern came into play during September as a number of large companies, roughly 30% of the DJIA, reported earnings misses -- meaning that they would not meet their earnings estimates for the year. The fourth area is rising energy costs. The price of oil reached a ten-year high of $37 a barrel as the third quarter ended. If weather forecasters are correct in predicting a very cold winter, then oil and gas consumption will be heavy and could result in higher prices. Higher energy prices would also affect corporate earnings, since the cost of doing business for many companies would be negatively impacted.

With all of these uncertainties in the market, we continue to believe that our investment strategy of stock picking, and not indexing, is the key determinant of who will be successful going forward and who will not. We will continue to look for investment opportunities with high-quality companies that have strategic vision and strong earnings potential.

Thank you for your continued investment in the GE LifeStyle Funds. We look forward to continuing to serve your financial needs and encourage you to log on to WWW.GEFN.COM to take advantage of the many opportunities offered by the GE Financial Network.

Sincerely,

/s/MICHAEL J. COSGROVE


Michael J. Cosgrove
CHAIRMAN, GE LIFESTYLE FUNDS

OCTOBER 16, 2000

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER-GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

GE CONSERVATIVE STRATEGY FUND                                PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWSL

   GE CONSERVATIVE STRATEGY FUND     COMPOSITE INDEX**   COMPOSITE INDEX(OLD)***
1/5/98   10,000.00                         10,000.00             10,000.00
3/98     10,629.97                         10,694.06             10,705.33
6/98     10,829.97                         10,918.29             10,932.35
9/98     10,320.00                         105,71.64             10,647.53
12/98    11,132.91                         11,541.31             11,618.54
3/99     11,312.47                         11,661.22             117,86.33
6/99     11,534.29                         11,960.37             12,028.97
9/99     11,396.97                         11,821.43             11,989.07
12/99    12,217.74                         12,640.32             12,803.89
3/00     12,541.02                         12,946.67             13,005.62
6/00     12,529.87                         12,881.71             12,938.61
9/00     12,563.31                         12,939.78             12,927.04


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE Fixed Income Fund                       53.0%       53.2%
GE U.S. Equity Fund                        28.0%       28.1%
GE International Equity Fund               12.0%       12.0%
GE Small-Cap Value Equity Fund              5.0%        5.1%
Cash and Cash Equivalents                   2.0%        1.6%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL TOTAL RETURNS:
From January 5, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND                10.23%      8.69%
Composite Index**                             9.46%      9.87%
Composite Index (Old)***                      7.81%      9.83%
LB Aggregate Bond Index                       6.99%      5.39%
S&P 500 Index                                13.24%     16.98%
MSCI EAFE Index                               3.18%     11.40%
Russell 2000 Index                           23.22%      7.83%
90 Day T-Bill                                 5.77%      5.18%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Conservative Strategy Fund returned 10.23% for the one-year period ended September 30, 2000. The Fund performed well compared to its Composite Index, which returned 9.46% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 55% of the Fund is allocated to fixed income securities. Core fixed income accounts for 53% of the Fund and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index, and the 90 Day T-Bill.

The performance of the Fund relative to its composite benchmark was due to positive results in fixed income, and good stock selection in U.S. and international equities. More than half of the Fund is allocated to fixed income. The Fixed Income markets were challenged by the Federal Reserve's mission to keep inflation low. The Federal Reserve raised interest rates several times over this period. As a result of investors anticipating the end to interest rate hikes, the bond market rallied and did well over the past six months, helping performance. The U.S. equity markets were volatile during this period, however, solid gains in core U.S. equity and above average returns in small-cap stocks provided positive results for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection helped deliver above average performance for this asset class. We continue to believe that this investment strategy will provide solid results especially when markets are reflecting economic uncertainty.


                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE MODERATE STRATEGY FUND                                    PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

    GE MODERATE STRATEGY FUND     COMPOSITE INDEX**     COMPOSITE INDEX (OLD)***
1/5/98       10,000.00               10,000.00             10,000.00
3/98         10,880.00               10,911.57             10,947.31
6/98         11,080.05               10,988.00             11,192.16
9/98         10,220.06               10,146.49             10,563.10
12/98        11,416.37               11,477.16             11,945.28
3/99         11,717.36               11,659.00             12,204.93
6/99         12,115.11               12,252.51             12,588.58
9/99         11,857.11               11,981.13             12,468.76
12/99        13,100.38               13,261.12             13,687.97
3/00         13,428.17               13,601.28             13,905.79
6/00         13,236.02               13,363.47             13,703.20
9/00         13,077.77               13,229.85             13,522.27


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        34.0%       33.6%
GE Fixed Income Fund                       28.0%       28.6%
GE International Equity Fund               16.0%       16.1%
GE Small-Cap Value Equity Fund             12.0%       12.1%
GE High Yield Fund                          5.0%        5.0%
GE Emerging Markets Fund                    3.0%        2.8%
Cash and Cash Equivalents                   2.0%        1.8%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL TOTAL RETURNS:
From January 5, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND                    10.29%     10.30%
Composite Index**                            10.43%     10.77%
Composite Index (Old)***                      8.43%     11.65%
S&P 500 Index                                13.24%     16.98%
LB Aggregate Bond Index                       6.99%      5.39%
MSCI EAFE Index                               3.18%     11.40%
Russell 2000 Index                           23.22%      7.83%
CS First Boston Global High Yield Index       1.92%      1.13%
MSCI EMF Index                                0.42%     (0.20%)
90 Day T-Bill                                 5.77%      5.18%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Moderate Strategy Fund returned 10.29% for the one-year period ended September 30, 2000. The Fund slightly underperformed its Composite Index, which returned 10.43% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. International equities comprise 19% of the Fund, with 16% in core international and 3% in emerging market international equities. Approximately 35% of the Fund is allocated to fixed income securities. The fixed income weighting includes 28% in core fixed income, 5% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston Global High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite benchmark was due to the asset allocation strategy of the Fund. More than 65% of the Fund is allocated to equities. The U.S. equity markets continued to be volatile during the period. Returns for the Fund's U.S. small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection provided above average performance for this asset class. The Fixed Income markets did well, as investors anticipated the end to interest rate increases. We continue to believe that this investment strategy will provide solid results in both up and down markets due to the balanced diversification between equities and fixed income.



                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE AGGRESSIVE STRATEGY FUND                                  PERFORMANCE SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN
VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------


[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

    GE AGGRESSIVE STRATEGY FUND     COMPOSITE INDEX**   COMPOSITE INDEX (OLD)***
1/5/98     10,000.00                       10,000.00          10,000.00
3/98       11,110.07                       11,087.18          11,179.57
6/98       11,330.08                       11,038.14          11,440.65
9/98       10,150.10                        9,778.87          10,469.17
12/98      11,664.74                       11,380.14          12,240.96
3/99       12,056.03                       11,579.83          12,589.95
6/99       12,627.11                       12,428.73          13,112.59
9/99       12,267.54                       12,043.20          12,916.04
12/99      13,954.01                       13,716.65          14,550.84
3/00       14,359.58                       14,115.80          14,779.75
6/00       14,008.81                       13,725.00          14,432.16
9/00       13,690.93                       13,443.26          14,068.73


PORTFOLIO ALLOCATION TO FUNDS AT 9/30/00*
--------------------------------------------------------------------------------

                                          TARGET     ACTUAL
                                          ------     ------
GE U.S. Equity Fund                        38.0%       38.0%
GE Small-Cap Value Equity Fund             20.0%       20.5%
GE International Equity Fund               19.0%       18.8%
GE Fixed Income Fund                        9.0%        9.1%
GE High Yield Fund                          7.0%        7.0%
GE Emerging Markets Fund                    5.0%        4.7%
Cash and Cash Equivalents                   2.0%        1.9%
--------------------------------------------------------------------------------
Total                                     100.0%      100.0%
--------------------------------------------------------------------------------
* As a percentage of net assets


AVERAGE ANNUAL TOTAL TOTAL RETURNS:
From January 5, 1998 (inception) through September 30, 2000
--------------------------------------------------------------------------------

                                             ONE       SINCE
                                            YEAR     INCEPTION
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND                  11.60%     12.16%
Composite Index**                            11.65%     11.43%
Composite Index (Old)***                      8.90%     13.28%
S&P 500 Index                                13.24%     16.98%
Russell 2000 Index                           23.22%      7.83%
MSCI EAFE Index                               3.18%     11.40%
LB Aggregate Bond Index                       6.99%      5.39%
CS First Boston Global High Yield Index       1.92%      1.13%
MSCI EMF Index                                0.42%     (0.20%)
90 Day T-Bill                                 5.77%      5.18%
--------------------------------------------------------------------------------

**THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
  ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR THE DOMESTIC EQUITY, INTERNATIONAL EQUITY, AND FIXED INCOME MARKETS.

***EFFECTIVE JANUARY 28, 2000, THE UNDERLYING GE FUNDS IN WHICH THE FUND MAY
   INVEST AND THEIR TARGET ALLOCATIONS WERE CHANGED. THE COMPOSITE INDEX (OLD) IS DERIVED BY APPLYING EACH UNDERLYING GE FUNDS PREVIOUS TARGET ALLOCATIONS TO THE RESULTS OF THE BENCHMARKS FOR EACH UNDERLYING GE FUND.


The GE Aggressive Strategy Fund returned 11.60% for the one-year period ended September 30, 2000. The Fund slightly underperformed its Composite Index, which returned 11.65% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities, and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income due to its long-term goal of capital appreciation. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. International equities comprise 24% of the Fund, with 19% in core international and 5% in emerging market international equities. Approximately 18% of the Fund is allocated to fixed income securities. The fixed income weighting includes 9% in core fixed income, 7% in high yield securities, and the balance in cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a composite which is made up of several benchmarks including: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the MSCI EMF Index, the Lehman Brothers Aggregate Bond Index, the CS First Boston Global High Yield Index, and the 90 Day T-Bill.

The Fund's strong relative performance compared to its composite benchmark was due to the asset allocation strategy of the Fund. More than 80% of the Fund is allocated to equities with approximately 58% allocated to U.S. equities. The U.S. equity markets continued to be volatile during the period. Returns for the Fund's U.S. small-cap stocks were very strong during this period and helped to boost overall performance for the U.S. equity portion of the Fund. The international markets were also volatile during this period, however, strong stock selection provided above average performance for this asset class. The Fixed Income markets did well, as investors anticipated the end to interest rate increases. We believe this investment strategy will provide positive results in strong equity markets, and conversely, when markets retreat, the fixed income allocation is likely to cushion negative returns.


                            SEE NOTES TO PERFORMANCE.
               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES ON THE PRECEDING PAGES ARE PRESENTED BY EUGENE K. BOLTON, EXECUTIVE VICE PRESIDENT, GE ASSET MANAGEMENT.

GENE BOLTON IS RESPONSIBLE FOR THE MANAGEMENT OF THE GE LIFESTYLE FUNDS. AS THE CHAIRMAN OF THE ASSET ALLOCATION COMMITTEE AT GE ASSET MANAGEMENT, GENE WORKS CLOSELY WITH THE PORTFOLIO MANAGERS OF THE UNDERLYING GE FUNDS. HE ALSO HAS OVERALL MANAGEMENT RESPONSIBILITY OF THE U.S. EQUITY INVESTMENT PROCESS AT GE ASSET MANAGEMENT AND MANAGES TOTAL ASSETS OF APPROXIMATELY $34 BILLION, AS OF SEPTEMBER 30, 2000, INCLUDING RESPONSIBILITY FOR OVERSEEING THE PORTFOLIO MANAGEMENT OF THE GE U.S. EQUITY FUND. GENE JOINED GE IN 1964. AFTER COMPLETING GE'S FINANCIAL MANAGEMENT PROGRAM, HE HELD A NUMBER OF FINANCIAL AND STRATEGIC PLANNING POSITIONS IN THE U.S. AND EUROPE. JOINING GE ASSET MANAGEMENT IN 1984 AS CHIEF FINANCIAL OFFICER, HE MOVED TO EQUITIES AS A PORTFOLIO MANAGER IN 1986 AND WAS NAMED TO HIS PRESENT POSITION IN 1991. GENE IS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. HE ALSO SERVES AS A TRUSTEE OF THE INVESTMENT MANAGEMENT WORKSHOP, SPONSORED BY THE ASSOCIATION FOR INVESTMENT MANAGEMENT AND RESEARCH. GENE IS A GRADUATE OF MUNDELEIN COLLEGE WITH A B.A. IN BUSINESS MANAGEMENT



NOTES TO PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------
Information on the preceding pages relating to the Funds' one year total return and portfolio allocation is audited, all other information on the performance pages is unaudited.

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index of stocks (S&P
500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE ), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Russell 2000 Index (Russell 2000), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Credit Suisse First Boston Global High Yield Index (CS First Boston High Yield), and the 90 Day T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. The MSCI EAFE is a composite of 989 foreign securities traded in 20 developed markets representing Europe, Australasia and Far East. The LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States. The 90 Day T-Bill is the average return on three month U.S. Treasury Bills. The results shown for the foregoing indices assume reinvestment of net dividends or interest.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE and the MSCI EMF; for the fixed income bond market, the LB Aggregate and the CS First Boston High Yield; and for cash and cash equivalents, the 90 Day T-Bill.


                                                                                                                FINANCIAL HIGHLIGHTS
                                                          SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
------------------------------------------------------------------------------------------------------------------------------------
                                                     GE CONSERVATIVE                 GE MODERATE                GE AGGRESSIVE
                                                        STRATEGY                      STRATEGY                     STRATEGY
                                                          FUND                          FUND                         FUND

                                                9/30/00 9/30/99 9/30/98(a)   9/30/00 9/30/99 9/30/98(a)   9/30/00 9/30/99 9/30/98(a)
------------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE ...............................     --       --     1/5/98       --      --     1/5/98        --      --   1/5/98

Net asset value, beginning of period .........   $10.79  $10.32  $ 10.00      $11.03  $10.22  $ 10.00      $11.60  $10.15 $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income (d) .................     0.35    0.27     0.31        0.29    0.22     0.61        0.19    0.18   0.34
   Net realized and unrealized gains
      (losses) on investments ................     0.72    0.78     0.01(c)     0.83    1.36     (0.39)      1.15    1.87  (0.19)(c)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ......     1.07    1.05     0.32        1.12    1.58     0.22        1.34    2.05   0.15
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................     0.28    0.36     0.00        0.26    0.40     0.00        0.17    0.31   0.00
   Net realized gains ........................     0.31    0.22     0.00        0.32    0.37     0.00        0.28    0.29   0.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................     0.59    0.58     0.00        0.58    0.77     0.00        0.45    0.60   0.00
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............   $11.27  $10.79  $ 10.32      $11.57  $11.03  $ 10.22      $12.49  $11.60 $10.15
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(B) ..............................    10.23%  10.44%    3.20%      10.29%  16.02%    2.20%      11.60%  20.86%  1.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ..  $4,102   $2,058   $  979     $40,974 $32,319  $25,148     $10,724  $5,100 $2,939
   Ratios to average net assets:
      Net investment income* .................     3.47%   3.39%    5.85%       2.50%   2.83%    7.39%       1.51%   2.07%  5.79%
      Net expenses* ..........................     0.20%   0.20%    0.20%       0.20%   0.20%    0.20%       0.20%   0.20%  0.20%
      Gross expenses* ........................     1.41%   0.79%    5.65%       0.32%   0.24%    0.33%       0.65%   0.41%  1.80%
   Portfolio turnover rate ...................    55%        71%      67%         52%     41%      22%         50%     27%    28%
------------------------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(a) INFORMATION IS FOR THE PERIOD JANUARY 5, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1998.

(b) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS,
    AND NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL
    RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(c) AS A RESULT OF THE TIMING OF PURCHASES AND SALES OF FUND SHARES, PER SHARE AMOUNTS DO NOT ACCORD WITH AGGREGATE AMOUNTS
    APPEARING IN THE STATEMENT OF OPERATIONS.

(d) RECOGNITION OF NET INVESTMENT INCOME IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING GE FUNDS IN
    WHICH THE FUND INVESTS

 *   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


----------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.4%
---------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A) .................................................          186,225               $2,182,561
GE U.S. Equity Fund (Class A) ..................................................           35,567                1,154,136
GE International Equity Fund (Class A) .........................................           25,564                  491,842
GE Small-Cap Value Equity Fund (Class A) .......................................           15,440                  209,983
GEI Short-Term Investment Fund .................................................           80,437                   80,437

TOTAL INVESTMENTS
   (COST $4,073,390) ...........................................................                                $4,118,959
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                     2,855
Liabilities ....................................................................                                   (20,071)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                   (17,216)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                                $4,101,743
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                                $3,905,341
Undistributed net investment income ............................................                                    81,748
Accumulated net realized gain ..................................................                                    69,085
Net unrealized appreciation on investments .....................................                                    45,569
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                                $4,101,743
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                   364,027
Net asset value per share ......................................................                                    $11.27


----------------
See Notes to Financial Statements.


STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS --  99.8%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          424,674              $13,780,659
GE Fixed Income Fund (Class A) .................................................          999,643               11,715,821
GE International Equity Fund (Class A) .........................................          341,978                6,579,657
GE Small-Cap Value Equity Fund (Class A) .......................................          365,627                4,972,524
GE High Yield Fund (Class A) ...................................................          235,835                2,051,766
GE Emerging Markets Fund (Class A) .............................................           79,241                1,149,782
GEI Short-Term Investment Fund .................................................          647,097                  647,097

TOTAL INVESTMENTS
   (COST $40,590,570) ..........................................................                                40,897,306
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    83,773
Liabilities ....................................................................                                    (7,432)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    76,341
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $40,973,647
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $36,388,997
Undistributed net investment income ............................................                                   635,929
Accumulated net realized gain ..................................................                                 3,641,985
Net unrealized appreciation on investments .....................................                                   306,736
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $40,973,647
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...........................................                                 3,542,349
Net asset value per share ......................................................                                    $11.57



----------------
See Notes to Financial Statements.



STATEMENT OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                                                          Number
                                                                                         of Shares                   Value
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.7%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ..................................................          125,669             $  4,077,952
GE Small-Cap Value Equity Fund (Class A) .......................................          161,474                2,196,046
GE International Equity Fund (Class A) .........................................          105,040                2,020,963
GE Fixed Income Fund (Class A) .................................................           83,367                  977,066
GE High Yield Fund (Class A) ...................................................           85,750                  746,028
GE Emerging Markets Fund (Class A) .............................................           34,482                  500,327
GEI Short-Term Investment Fund .................................................          171,598                  171,598

TOTAL INVESTMENTS
   (COST $10,673,966) ..........................................................                                10,689,980
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.3%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...................................................................                                    36,942
Liabilities ....................................................................                                    (2,555)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...................................................                                    34,387
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS-- 100% ..............................................................                               $10,724,367
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ................................................................                               $ 9,999,701
Undistributed net investment income ............................................                                    78,660
Accumulated net realized gain ..................................................                                   629,992
Net unrealized appreciation on investments .....................................                                    16,014
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .....................................................................                               $10,724,367
---------------------------------------------------------------------------------------------------------------------------


Shares outstanding (par value $.001) ...........................................                                   858,496
Net asset value per share ......................................................                                    $12.49



------------------
See Notes to Financial Statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2000
---------------------------------------------------------------------------------------------------------------------------
                                                           GE CONSERVATIVE              GE MODERATE           GE AGGRESSIVE
                                                              STRATEGY                   STRATEGY                STRATEGY
                                                                FUND                       FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividends .......................................       $108,983                 $  993,329                 $136,658
      Interest ........................................          4,537                     46,991                   13,095
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME .......................................        113,520                  1,040,320                  149,753
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Transfer agent fees .............................         37,101                     38,104                   38,104
      Trustees' fees ..................................            447                      6,925                    1,094
      Advisory and administration fees ................          6,153                     76,980                   17,521
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT ................         43,701                    122,009                   56,719
      Less: Expenses reimbursed by
         the Adviser ..................................        (37,548)                   (45,029)                 (39,198)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses ....................................          6,153                     76,980                   17,521
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ..............................        107,367                    963,340                  132,232
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain on investments ....................         94,409                  3,832,021                  701,727
      Change in unrealized appreciation
         (depreciation) on investments ................         56,071                 (1,451,052)                (207,674)
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ...............................        150,480                  2,380,969                  494,053
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS .......................       $257,847                 $3,344,309                 $626,285
---------------------------------------------------------------------------------------------------------------------------



----------------
See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                       GE CONSERVATIVE              GE MODERATE               GE AGGRESSIVE
                                                          STRATEGY                   STRATEGY                   STRATEGY
                                                            FUND                       FUND                       FUND
                                                    YEAR           YEAR        YEAR          YEAR         YEAR          YEAR
                                                    ENDED          ENDED       ENDED         ENDED        ENDED         ENDED
                                                   9/30/00        9/30/99     9/30/00       9/30/99      9/30/00       9/30/99
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income ...................   $  107,367    $   46,746    $  963,340  $   898,635    $  132,232  $    85,581
      Net realized gain on investments .......       94,409        40,254     3,832,021      821,926       701,727       79,806
      Net increase (decrease) in unrealized
       appreciation/depreciation .............       56,071        15,087    (1,451,052)   2,645,102      (207,674)     439,566
------------------------------------------------------------------------------------------------------------------------------------
      Net increase
         from operations .....................      257,847       102,087     3,344,309    4,365,663       626,285      604,953
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ..................      (55,000)      (34,875)     (750,000)  (1,128,888)      (82,000)     (92,813)
      Net realized gains .....................      (61,144)      (20,720)     (930,211)  (1,040,888)     (137,471)     (86,167)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions .......................     (116,144)      (55,595)   (1,680,211)  (2,169,776)     (219,471)    (178,980)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from
      operations and distributions ...........      141,703        46,492     1,664,098    2,195,887       406,814      425,973
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ...........    3,897,536     2,552,168    11,980,444    9,594,164     7,491,269    3,330,453
      Value of distributions reinvested ......      116,142        55,595     1,680,227    2,169,776       219,467      178,980
      Cost of shares redeemed ................   (2,112,086)   (1,574,974)   (6,670,038)  (6,788,532)   (2,492,793)  (1,775,136)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ..................    1,901,592     1,032,789     6,990,633    4,975,408     5,217,943    1,734,297
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ..............    2,043,295     1,079,281     8,654,731    7,171,295     5,624,757    2,160,270

NET ASSETS
   Beginning of period .......................    2,058,448       979,167    32,318,916   25,147,621     5,099,610    2,939,340
------------------------------------------------------------------------------------------------------------------------------------
   End of period .............................   $4,101,743    $2,058,448   $40,973,647  $32,318,916   $10,724,367   $5,099,610
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF PERIOD .............................   $   81,748    $   29,381    $  635,929  $   422,589   $    78,660   $   28,428
------------------------------------------------------------------------------------------------------------------------------------
CHANGES IN FUND SHARES

Shares sold by subscription ..................      353,540       237,203     1,041,048      882,119       598,032      291,454
Issued for distributions reinvested ..........       10,834         5,403       150,020      211,685        18,048       16,981
Shares redeemed ..............................     (191,167)     (146,687)     (579,236)    (624,941)     (197,086)    (158,651)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in fund shares ..................      173,207        95,919       611,832      468,863       418,994      149,784
------------------------------------------------------------------------------------------------------------------------------------




----------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.

GE Investment Management Incorporated, the Lifestyle Funds' investment advisor and a wholly owned subsidiary of General Electric Company, changed its name to GE Asset Management Incorporated ("GEAM") effective January 28, 2000.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS
Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INCOME TAXES
The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net realized capital gains to their shareholders and, therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. No such net capital and currency losses were incurred during the Funds' tax year.

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Income and capital gain distributions received from the underlying Funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES
The Funds pay a fee to GEAM for the Funds' advisory and administration services. This fee includes any normal operating expenses payable by the Funds, except for fees paid to the Trust's independent Trustees, transfer agency fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes). Until further notice, GEAM has agreed to reimburse the Funds for these costs.


3.   FEES AND COMPENSATION PAID TO AFFILIATES


ADVISORY AND ADMINISTRATION FEES
Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION
The Funds pay no compensation to their Trustees who are employees of GEAM. Trustees who are not such officers or employees receive an annual fee of $2,000 and an additional fee of $500 for each Trustees' meeting attended in person.

OTHER
For the period ended September 30, 2000, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of shares.


4.   AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at September 30, 2000, were as follows:

                                                      NET
                        GROSS         GROSS       UNREALIZED
                     UNREALIZED    UNREALIZED    APPRECIATION
                    APPRECIATION  DEPRECIATION  (DEPRECIATION)
--------------------------------------------------------------
GE Conservative
   Strategy Fund     $   64,013      $ 18,444     $ 45,569

GE Moderate
   Strategy Fund      1,260,205       953,469      306,736

GE Aggressive
   Strategy Fund        243,559      227,545        16,014

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at September 30, 2000.


5.   INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended September 30, 2000, were as follows:

                               PURCHASES            SALES
--------------------------------------------------------------------------------
GE Conservative
   Strategy Fund             $ 3,553,103       $ 1,654,067

GE Moderate
   Strategy Fund              26,952,058        19,670,794

GE Aggressive
   Strategy Fund               9,466,800         4,204,459

NOTES TO FINANCIAL STATEMENTS  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

6.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a fund and the total percentage of the fund held by such shareholders at September 30, 2000.

                            5% OR GREATER SHAREHOLDERS
                            ---------------------------
                                              % OF
                               NUMBER       FUND HELD
-------------------------------------------------------
GE Conservative
   Strategy Fund                  3            91%

GE Moderate
   Strategy Fund                  3            96%

GE Aggressive
   Strategy Fund                  3            86%



Investment activities of these shareholders could have a material impact on these Funds.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of GE LifeStyle Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds constituting GE LifeStyle Funds (the "Trust") at September 30, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 17, 2000

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

During the year ended September 30, 2000, the following GE LifeStyle Funds paid, to shareholders of record on December 15, 1999, the following long-term capital gain dividends:


FUND                                PER SHARE AMOUNT
-----------------------------------------------------
GE Conservative
   Strategy Fund                          $0.08405

GE Moderate
   Strategy Fund                           0.31636

GE Aggressive
   Strategy Fund                           0.26048

GE LIFESTYLE FUNDS' INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  Eugene K. Bolton

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS
  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Richard Meisenberg -
     Palisade Capital Management, L.L.C.

  GE HIGH YIELD FUND
  Robert E. Angevine
  Thomas L. Bennett
  Stephen F. Esser -
    Miller Anderson & Sherrerd, LLP

  GE EMERGING MARKETS FUND
  Team led by Ralph R. Layman

  GE U.S. EQUITY FUND
  Team led by Eugene K. Bolton

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Michael J. Tansley

  ASSISTANT TREASURER
  Michael M. D'Ambrosio

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  COUNSEL
  Willkie Farr & Gallagher LLP

  CUSTODIAN
  State Street Bank & Trust Company

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHAIRMAN OF THE BOARD AND PRESIDENT
  Eugene K. Bolton, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, MUTUAL FUNDS
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Geoffrey R. Norman, EVP, MARKETING
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 SUMMER STREET
STAMFORD, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
MEMBER NASD AND SIPC
777 LONG RIDGE ROAD
STAMFORD, CT  06927


[GE LOGO OMITTED]

WE BRING GOOD THINGS TO LIFE.